                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545
                                                      ---------

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2003

[GRAPHIC IMAGE]

EATON VANCE LARGE-CAP VALUE FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

 For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President

For the one-year period ended December 31, 2003, the Fund's Class A shares had a return of 23.30%. That return was the result of an increase in net asset value
(NAV) per share from $12.11 on December 31, 2002, to $14.76 on December 31, 2003, and a distribution of $0.150 per share in dividend income.(1) The Fund's Class B shares had a return of 22.36% for the same period, the result of an increase in NAV per share from $13.97 to $17.02 and a distribution of $0.065 per share in dividend income.(1) The Fund's Class C shares had a return of 22.34% for the same period, the result of an increase in NAV per share from $11.12 to $13.55 and a distribution of $0.050 per share in dividend income.(1)

By comparison, the Russell 1000 Value Index - an unmanaged market index of value stocks - had a total return of 30.03% for the year ended December 31, 2003.(2) The S&P 500 Index - a broad-based, unmanaged market index commonly used as a measure of overall stock market performance - had a total return of 28.67% for the same period.(2)

A WELCOME RECOVERY IN THE U.S. EQUITY MARKET IN 2003...

During the year ended December 31, 2003, stocks posted their first positive finish since 1999, with the Dow Jones Industrial Average finishing 2003 with a gain of just over 25%.(2) After a shaky start to the year, fueled by concerns about the war in Iraq and mixed economic data, the market found its way back to positive territory amid a historically low interest rate environment and increasingly encouraging economic news. While stocks still have a long way to go towards recovering the significant losses of the three-year bear market, investor sentiment in 2003 appeared to be marked by relief and renewed enthusiasm. Since October 2002, when the market bottomed, through year-end 2003, the Dow rose more than 45% and the Nasdaq Composite Index, which is composed primarily of more volatile growth stocks, was up 80%.(2)

A LONG-TERM INVESTMENT STRATEGY - AN INVESTOR'S BEST WEAPON AGAINST MARKET VOLATILITY ...

If the market's behavior over the past few years has illustrated one thing, it is the importance of a long-term investment strategy. We feel optimistic that the recovery we've seen in the U.S. equity markets to date can be sustained, and that investors can best take advantage of the opportunities this presents by sticking to a long-term horizon. Our analyst team stands poised to seek out further opportunities among large-cap value stocks in the year ahead. As investors, we at Eaton Vance believe that the cornerstones of a good long-term investment program are broad diversification and research-driven stock selection.

For more information about the performance of Large-Cap Value Fund in 2003, please read the interview with Portfolio Manager Michael R. Mach that appears on the following pages.


                                                       Sincerely,

                                                       /s/ Thomas E. Faust

                                                       Thomas E. Faust Jr.
                                                       President
                                                       January 30, 2004

FUND INFORMATION
AS OF DECEMBER 31, 2003

PERFORMANCE(3)                                                                  CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                          23.30%     22.36%     22.34%
Five Years                                                                         4.63       3.82       3.79
Ten Years                                                                         11.83        N/A        N/A
Life of Fund+                                                                      9.56      11.61      11.86

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                          16.20%     17.36%     21.34%
Five Years                                                                         3.39       3.50       3.79
Ten Years                                                                         11.17        N/A        N/A
Life of Fund+                                                                      9.47      11.61      11.86

+  Inception Dates - Class A: 09/23/31; Class B: 08/17/94; Class C: 11/04/94

TEN LARGEST HOLDINGS(4)

Citigroup, Inc.                2.3%
Wells Fargo & Co.              2.1
Exxon Mobil Corp.              2.1
Alcoa, Inc.                    2.1
ConocoPhillips                 2.0
ChevronTexaco Corp.            2.0
BellSouth Corp                 2.0
SBC Communications, Inc.       1.9
Verizon Communications, Inc.   1.9
General Dynamics Corp.         1.9

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in an Index. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC imposed in the first year. (4) Ten largest holdings accounted for 20.3% of the Portfolio's net assets. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
       TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2003

MANAGEMENT DISCUSSION

AN INTERVIEW WITH MICHAEL R. MACH, PORTFOLIO MANAGER OF LARGE-CAP VALUE
PORTFOLIO

[PHOTO OF MICHAEL R. MACH]

Michael R. Mach, CFA
Portfolio Manager

Q: MICHAEL, CAN YOU GIVE US AN OVERVIEW OF HOW THE STOCK MARKETS PERFORMED OVER
   THE LAST 12 MONTHS?

A: After several years of disappointing returns, the broad equity market rebounded smartly in 2003. Fundamental factors helping to drive stocks higher in recent months included a strengthening U.S. economy and an improved outlook for corporate earnings. The fact that interest rates and inflation remained low by historical standards also supported higher equity prices. Another positive has been the Jobs and Growth Tax Relief Reconciliation Act of 2003, signed into law by President Bush on May 28th of this year. The 2003 Tax Act lowered tax rates both on capital gains and on dividend income generated by qualifying equity investments.

Q: WHILE THE FUND POSTED A SOLID DOUBLE-DIGIT RETURN LAST YEAR, ITS RATE OF
   INCREASE LAGGED THAT OF THE OVERALL STOCK MARKET. WOULD YOU COMMENT ON THIS?

A: In the early phases of an equity market recovery, it is not uncommon for many of the best performing stocks to be found among lower-priced, lower-quality issues. Quite often, many of the stocks enjoying the strongest rebounds are the same stocks that suffered the sharpest losses during the market's decline. That has been very much the case in recent periods. While the Portfolio greatly benefited from generally avoiding lower-quality issues during the market's decline, not owning these fallen angels has limited our participation in the market's latest 12-month advance.

Q: A CHANGE TO THE PORTFOLIO'S INVESTMENT OBJECTIVE WAS APPROVED BY SHAREHOLDERS
   IN JUNE 2003. DID THIS EFFECT THE PORTFOLIO'S MANAGEMENT?

A: The Portfolio's investment objective now is to seek total return. The
   Portfolio pursues its objective by continuing to adhere to a value-oriented philosophy of investing in a diversified portfolio of value stocks. Generally, we seek stocks of companies that we characterize as having strong business franchises and attractive growth prospects. Our philosophy is to buy shares in such companies only when, in our opinion, they are inexpensive or undervalued relative to the overall stock market.

[CHART]

   FIVE LARGEST SECTOR POSITIONS+

   By total net assets

   Banks                                          13.0%

   Financial Services                             11.4%

   Communications Services                         8.8%

   Oil and Gas - Integrated                        8.0%

   Electric Utilities                              6.7%

    + Sector positions are subject to change due to active management.

Q: WHAT MARKET SECTORS POSITIVELY IMPACTED PERFORMANCE IN THE PAST YEAR?

A: The Portfolio benefited from favorable stock selection and sector-weighting decisions in the telecommunications services and materials sectors. Over the past year, the Portfolio was underweighted versus the benchmark Russell 1000 Value Index in telecommunications service stocks, a sector that badly lagged the overall market.* Conversely, it was overweighted in the materials sector, which strongly outperformed the broad market averages.

Q: AND WHAT MARKET SECTORS HELD BACK PERFORMANCE OVER THE PAST YEAR?

A: The Portfolio's stock selection and sector weighting decisions in the information technology and financial services sectors detracted most from the year's performance. These two sectors both outperformed the market, and the Portfolio was modestly under-represented in each of them. In addition, the Portfolio's holdings in these sectors underperformed other stocks within the sector. Again, we believe this was a reflection of our focus on owning companies with strong business franchises and the market's recent preference for lower-quality issues.

Q: DO YOU HAVE ANY ADDITIONAL THOUGHTS FOR SHAREHOLDERS?

A: We believe the stocks now held in the Portfolio are attractively valued and well positioned to provide shareholders with attractive total return. Longer term, we believe the Portfolio's disciplined value style and its research-driven investment process will continue to make it an attractive opportunity for long-term wealth creation.

   In closing, I would like to thank my fellow shareholders for their continued confidence and participation in Eaton Vance Large-Cap Value Fund.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

*It is not possible to invest directly in an Index.

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2003

PERFORMANCE

[CHART]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Large-Cap Value Fund, Class A vs. the Russell 1000 Value Index and the S&P 500 Index*

December 31, 1993 - December 31, 2003

             EATON VANCE
              LARGE-CAP      FUND, INCL.       S&P         RUSSELL
             VALUE FUND,       MAXIMUM         500        1000 VALUE
   DATE        CLASS A      SALES CHARGE      INDEX         INDEX
12/31/1993        10000             9425        10000          10000
 1/31/1994     10362.36          9767.97     10339.65        10378.4
 2/28/1994        10121          9540.46     10059.26       10023.46
 3/31/1994      9654.37           9100.6      9621.55        9650.58
 4/30/1994      9808.62             9246      9744.81        9835.68
 5/31/1994      9889.48          9322.22      9904.11        9948.99
 6/30/1994      9654.98          9101.17      9661.75        9710.71
 7/31/1994       9862.2           9296.5      9978.79       10012.81
 8/31/1994     10073.59          9495.77     10386.97       10300.48
 9/30/1994      9813.42          9250.52     10133.17        9958.61
10/31/1994      9858.63          9293.13      10360.5       10097.43
11/30/1994       9417.2          8877.02      9983.69        9689.49
12/31/1994      9587.89          9037.92     10131.51        9801.12
 1/31/1995       9574.8          9025.59     10394.06       10102.79
 2/28/1995      9946.47          9375.94     10798.74       10502.26
 3/31/1995     10353.53          9759.65     11116.88       10732.67
 4/30/1995     10593.69          9986.03     11443.98       11071.83
 5/31/1995     11029.54         10396.88     11900.46       11537.84
 6/30/1995     11243.01         10598.11     12176.63       11694.19
 7/31/1995     11689.66         11019.13     12580.25       12101.26
 8/31/1995     11913.09         11229.74     12611.66       12272.25
 9/30/1995      12109.7         11415.08     13143.59       12716.01
10/31/1995     12011.16         11322.18     13096.64       12589.74
11/30/1995     12468.98         11753.75     13670.91       13227.41
12/31/1995     12729.34         11999.17     13934.24       13559.82
 1/31/1996     12981.09         12236.48     14407.95       13982.34
 2/29/1996     12961.04         12217.58     14541.99       14088.04
 3/31/1996     13061.29         12312.07        14682       14327.54
 4/30/1996        13273         12511.64     14898.27       14382.56
 5/31/1996     13665.75         12881.87     15281.83       14562.34
 6/30/1996     13776.53         12986.29      15340.1       14574.29
 7/31/1996     13158.14         12403.37     14662.75       14023.52
 8/31/1996     13643.61         12860.99      14972.5       14424.59
 9/30/1996      14220.1         13404.41     15814.44       14997.97
10/31/1996     14523.83         13690.72     16250.32       15577.79
11/30/1996     15356.09         14475.23     17477.56       16707.34
12/31/1996     15300.49         14422.84     17131.34       16494.16
 1/31/1997     16114.29         15189.96     18201.06       17293.79
 2/28/1997     16295.48         15360.75     18343.95       17547.84
 3/31/1997     15706.62         14805.67     17591.64       16916.82
 4/30/1997     16468.98         15524.29      18640.9       17627.49
 5/31/1997     17381.97         16384.91     19774.98       18612.16
 6/30/1997     18014.04         16980.73     20660.42       19410.63
 7/31/1997     19267.77         18162.54     22303.41       20870.88
 8/31/1997     18293.82         17244.46     21054.88       20127.26
 9/30/1997      19584.6         18461.19     22207.33       21342.94
10/31/1997      19160.4         18061.31      21466.5       20749.59
11/30/1997     19536.78          18416.1     22459.41       21666.93
12/31/1997     20032.94          18883.8     22844.85       22299.39
 1/31/1998     19960.36         18815.37     23097.27       21983.85
 2/28/1998     21128.49         19916.49     24762.18       23463.79
 3/31/1998     22340.42          21058.9     26029.19       24898.85
 4/30/1998     23158.57         21830.13     26290.94       25065.38
 5/31/1998     22412.94         21127.27     25839.66       24693.67
 6/30/1998      22822.3         21513.16     26888.48       25010.27
 7/31/1998     22184.93         20912.34     26602.89       24568.83
 8/31/1998     19038.65         17946.54     22760.62       20912.53
 9/30/1998     20692.28         19505.31     24218.75       22112.89
10/31/1998     21900.18         20643.92     26186.97       23825.71
11/30/1998     22925.61         21610.52     27773.46       24936.01
12/31/1998     24402.55         23002.75     29372.85       25784.83
 1/31/1999     24646.11         23232.34     30600.66       25991.11
 2/28/1999     24417.91         23017.22     29649.77       25624.64
 3/31/1999     24980.81         23547.84     30835.71       26155.06
 4/30/1999     26126.88         24628.18      32029.8       28597.95
 5/31/1999     25387.01         23930.75     31274.53       28283.37
 6/30/1999     26404.34         24889.72     33008.79       29103.59
 7/31/1999     25247.52         23799.26      31979.1       28250.86
 8/31/1999     24599.75         23188.65     31820.79       27202.75
 9/30/1999     23982.83         22607.12     30949.53       26253.37
10/31/1999     24627.98         23215.25     32907.19       27765.57
11/30/1999     24751.82         23331.98      33576.1          27549
12/31/1999     25232.19          23784.8     35552.43       27681.23
 1/31/2000     23530.55         22180.77      33766.4       26778.82
 2/29/2000     22021.51         20758.29     33127.88       24789.16
 3/31/2000     24653.56         23239.36     36366.65       27813.43
 4/30/2000     25137.42         23695.47     35272.92        27490.8
 5/31/2000      25961.6         24472.37     34548.85       27779.45
 6/30/2000     24725.33         23307.02     35400.73       26509.93
 7/31/2000     24762.12         23341.69     34847.77        26841.3
 8/31/2000     26675.55         25145.37     37011.09       28339.04
 9/30/2000     27031.98         25481.35     35057.65       28599.76
10/31/2000     27918.79         26317.29     34908.95       29303.32
11/30/2000     27015.76         25466.05     32158.75       28216.17
12/31/2000     28956.26         27295.24     32316.53        29629.8
 1/31/2001      29408.5         27721.54     33462.39       29742.39
 2/28/2001     29290.71          27610.5     30413.19       28915.55
 3/31/2001     28289.94         26667.15     28487.57       27894.83
 4/30/2001     29589.26         27891.94      30699.6       29261.68
 5/31/2001     30778.47         29012.94     30905.54       29920.06
 6/30/2001     29730.35         28024.94     30153.62       29255.84
 7/31/2001     29871.83          28158.3     29856.67       29194.41
 8/31/2001     29104.85         27435.32     27989.46       28023.71
 9/30/2001     26985.57          25437.6     25729.43       26050.84
10/31/2001     27268.05         25703.88     26220.35        25826.8
11/30/2001     28443.92          26812.3     28231.13       27327.34
12/31/2001      29457.6         27767.83      28478.6       27972.27
 1/31/2002     29275.17         27595.86     28063.23       27756.88
 2/28/2002     29193.96         27519.31      27521.9       27801.29
 3/31/2002     30127.84         28399.62     28557.09       29116.29
 4/30/2002     29232.85         27555.96      26826.5        28117.6
 5/31/2002     29110.71         27440.83     26629.56       28258.19
 6/30/2002     27726.42         26135.95     24733.39       26636.17
 7/31/2002     25421.79         23963.52     22805.89          24159
 8/31/2002     25809.76         24329.23      22955.2       24342.61
 9/30/2002      23400.3         22057.99     20462.67       21635.71
10/31/2002     24850.26         23424.78     22262.01       23238.92
11/30/2002     25649.24         24177.92     23571.04       24702.97
12/31/2002     24809.28         23386.15        22187       23630.86
 1/31/2003     24030.79         22652.32     21606.89          23059
 2/28/2003     23416.58         22073.33     21282.22       22443.33
 3/31/2003     23498.74         22150.78     21488.27       22481.48
 4/30/2003     25039.31         23602.97     23257.44       24459.84
 5/31/2003     26232.21         24727.45     24481.65       26039.95
 6/30/2003     26664.61         25135.04      24794.4       26365.45
 7/31/2003     26808.74         25270.91     25231.77        26758.3
 8/31/2003     27386.21         25815.26     25722.87       27175.72
 9/30/2003     27200.33         25640.04     25450.51        26909.4
10/31/2003     28769.98         27119.65     26889.51       28556.26
11/30/2003     29183.04         27509.02     27125.82       28944.62
12/31/2003     30591.31         28836.49     28547.42       30727.61

PERFORMANCE**                                                                   CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                                          23.30%     22.36%     22.34%
Five Years                                                                         4.63       3.82       3.79
Ten Years                                                                         11.83        N/A        N/A
Life of Fund+                                                                      9.56      11.61      11.86

SEC Average Annual Total Returns (including sales charge or applicable CDSC)

One Year                                                                          16.20%     17.36%     21.34%
Five Years                                                                         3.39       3.50       3.79
Ten Years                                                                         11.17        N/A        N/A
Life of Fund+                                                                      9.47      11.61      11.86

+  Inception Dates - Class A: 09/23/31; Class B: 08/17/94; Class C: 11/04/94

*  Source: Thomson Financial.

   The chart compares the Fund's total return with that of the Russell 1000 Value Index, a broad-based, unmanaged market index of value stocks, and the S&P 500 Composite Index, a broad-based, unmanaged market index of common stocks commonly used as a measure of U.S. stock market performance. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The Indexes' returns use net dividends which reflect the deduction of withholding taxes. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Indexes. An investment in the Fund's Class B shares on 8/17/94 at net asset value would have grown to $27,991 on December 31, 2003. An investment in the Fund's Class C shares on 11/4/94 at net asset value would have grown to $27,914 on December 31, 2003. The Indexes' total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indexes. It is not possible to invest directly in an Index. The Fund's primary benchmark has been changed to the Russell 1000 Value Index because the stocks included therein are consistent with the management style of the Fund. The line graph also includes the performance of the S&P 500 to provide a comparison to the broader stock market.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C reflect a 1% CDSC imposed in the first year.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investment in Large-Cap Value Portfolio, at value
    (identified cost, $444,928,809)                                                $   555,584,922
Receivable for Fund shares sold                                                          2,469,204
Prepaid expenses                                                                             9,994
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $   558,064,120
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                                   $     1,046,650
Payable to affiliate for distribution and service fees                                      19,295
Payable to affiliate for Trustees' fees                                                        912
Accrued expenses                                                                           112,126
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $     1,178,983
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   556,885,137
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                    $   482,177,529
Accumulated net realized loss from Portfolio (computed on
    the basis of identified cost)                                                      (36,025,708)
Accumulated undistributed net investment income                                             77,203
Net unrealized appreciation from Portfolio (computed on the basis of
    identified cost)                                                                   110,656,113
--------------------------------------------------------------------------------------------------
TOTAL                                                                              $   556,885,137
--------------------------------------------------------------------------------------------------

CLASS A SHARES

NET ASSETS                                                                         $   332,662,217
SHARES OUTSTANDING                                                                      22,544,538
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
    (net assets DIVIDED BY shares of beneficial interest outstanding)              $         14.76
MAXIMUM OFFERING PRICE PER SHARE
    (100 DIVIDED BY 94.25 of $14.76)                                               $         15.66
--------------------------------------------------------------------------------------------------

CLASS B SHARES

NET ASSETS                                                                         $   135,355,459
SHARES OUTSTANDING                                                                       7,954,678
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
    (net assets DIVIDED BY shares of beneficial interest outstanding)              $         17.02
--------------------------------------------------------------------------------------------------

CLASS C SHARES

NET ASSETS                                                                         $    88,867,461
SHARES OUTSTANDING                                                                       6,560,068
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
    (net assets DIVIDED BY shares of beneficial interest outstanding)              $         13.55
--------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Dividends allocated from Portfolio (net of foreign taxes, $114,669)                $     9,462,098
Interest allocated from Portfolio                                                          130,121
Expenses allocated from Portfolio                                                       (2,771,175)
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO                                               $     6,821,044
--------------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                        $         3,532
Distribution and service fees
    Class A                                                                                596,498
    Class B                                                                              1,050,411
    Class C                                                                                604,924
Transfer and dividend disbursing agent fees                                                539,282
Printing and postage                                                                       105,346
Registration fees                                                                           79,571
Custodian fee                                                                               36,052
Legal and accounting services                                                               29,565
Miscellaneous                                                                               18,675
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $     3,063,856
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $     3,757,188
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
    Investment transactions (identified cost basis)                                $       535,024
    Foreign currency transactions                                                           (8,289)
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $       526,735
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                            $    88,410,930
    Foreign currency                                                                         2,825
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $    88,413,755
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $    88,940,490
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $    92,697,678
--------------------------------------------------------------------------------------------------

                       See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                 YEAR ENDED           YEAR ENDED
IN NET ASSETS                                                       DECEMBER 31, 2003    DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                            $       3,757,188    $       1,989,351
   Net realized gain (loss)                                                   526,735          (36,066,582)
   Net change in unrealized
         appreciation (depreciation)                                       88,413,755          (19,527,775)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                                           $      92,697,678    $     (53,605,006)
----------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
         Class A                                                    $      (2,852,589)   $      (1,875,380)
         Class B                                                             (475,325)            (239,318)
         Class C                                                             (285,571)             (84,778)
----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                 $      (3,613,485)   $      (2,199,476)
----------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
         Class A                                                    $     148,178,487    $      77,971,254
         Class B                                                           45,314,288           56,858,012
         Class C                                                           45,107,796           38,694,763
   Net asset value of shares issued to
         shareholders in payment of
         distributions declared
         Class A                                                            2,108,569            1,341,830
         Class B                                                              370,014              192,004
         Class C                                                              165,787               64,309
   Cost of shares redeemed
         Class A                                                          (54,965,622)         (39,324,734)
         Class B                                                          (21,650,911)         (24,521,843)
         Class C                                                          (13,130,354)         (14,114,904)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                          $     151,498,054    $      97,160,691
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                          $     240,582,247    $      41,356,209
----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                $     316,302,890    $     274,946,681
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                      $     556,885,137    $     316,302,890
----------------------------------------------------------------------------------------------------------

ACCUMULATED UNDISTRIBUTED
NET INVESTMENT INCOME
INCLUDED IN NET ASSETS

AT END OF YEAR                                                      $          77,203    $          89,033
----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2003

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                        CLASS A
                                                          ------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------
                                                             2003        2002(1)       2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   12.110    $   14.530    $   14.770    $   14.390    $   16.050
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income                                     $    0.146    $    0.128    $    0.131    $    0.114    $    0.101
Net realized and unrealized gain (loss)                        2.654        (2.408)        0.100         1.835         0.363
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    2.800    $   (2.280)   $    0.231    $    1.949    $    0.464
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.150)   $   (0.140)   $   (0.125)   $   (0.090)   $   (0.085)
From net realized gain                                            --            --        (0.346)       (1.479)       (2.039)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.150)   $   (0.140)   $   (0.471)   $   (1.569)   $   (2.124)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   14.760    $   12.110    $   14.530    $   14.770    $   14.390
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                23.30%       (15.78)%        1.73%        14.76%         3.40%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $  332,662    $  184,446    $  177,660    $  147,800    $  139,219
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  1.13%         1.13%         1.13%         1.15%         1.08%
   Net investment income                                        1.24%         0.97%         0.91%         0.82%         0.62%
Portfolio Turnover of the Portfolio                               57%          181%           78%          163%          126%
----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                        CLASS B
                                                          ------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------
                                                             2003        2002(1)       2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   13.970    $   16.760    $   16.970    $   16.340    $   17.990
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)                              $    0.070    $    0.033    $    0.035    $    0.004    $   (0.027)
Net realized and unrealized gain (loss)                        3.045        (2.778)        0.116         2.105         0.416
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    3.115    $   (2.745)   $    0.151    $    2.109    $    0.389
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.065)   $   (0.045)   $   (0.015)   $       --    $       --
From net realized gain                                            --            --        (0.346)       (1.479)       (2.039)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.065)   $   (0.045)   $   (0.361)   $   (1.479)   $   (2.039)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   17.020    $   13.970    $   16.760    $   16.970    $   16.340
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                22.36%       (16.41)%        1.00%        13.86%         2.58%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $  135,355    $   88,907    $   72,891    $   30,368    $   32,489
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  1.88%         1.88%         1.88%         1.94%         1.85%
   Net investment income (loss)                                 0.48%         0.21%         0.21%         0.03%        (0.15)%
Portfolio Turnover of the Portfolio                               57%          181%           78%          163%          126%
----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

                                                                                        CLASS C
                                                          ------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------
                                                             2003        2002(1)       2001(1)       2000(1)       1999(1)
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                      $   11.120    $   13.330    $   13.590    $   13.370    $   15.110
----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment income (loss)                              $    0.053    $    0.025    $    0.031    $    0.003    $   (0.029)
Net realized and unrealized gain (loss)                        2.427        (2.200)        0.068         1.696         0.328
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                       $    2.480    $   (2.175)   $    0.099    $    1.699    $    0.299
----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS

From net investment income                                $   (0.050)   $   (0.035)   $   (0.013)   $       --    $       --
From net realized gain                                            --            --        (0.346)       (1.479)       (2.039)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                       $   (0.050)   $   (0.035)   $   (0.359)   $   (1.479)   $   (2.039)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                            $   13.550    $   11.120    $   13.330    $   13.590    $   13.370
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                22.34%       (16.35)%        0.86%        13.87%         2.47%
----------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's omitted)                   $   88,867    $   42,950    $   24,396    $    6,246    $    5,208
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                  1.88%         1.88%         1.88%         1.95%         1.90%
   Net investment income (loss)                                 0.49%         0.21%         0.24%         0.02%        (0.19)%
Portfolio Turnover of the Portfolio                               57%          181%           78%          163%          126%
----------------------------------------------------------------------------------------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3)  Includes the Fund's share of the Portfolio's allocated expenses.

                        See notes to financial statements

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Large-Cap Value Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). Effective August 1, 2003, the Fund began offering Class R shares although none were issued as of December 31, 2003. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (86.4% at December 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $34,457,229 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2010. In the year ended December 31, 2003, capital loss carryovers of $836,298 were utilized to offset net realized gains. At December 31, 2003, the Fund's undistributed ordinary income on a tax basis was not significantly different than its accumulated undistributed net investment income.

D  OTHER -- Investment transactions are accounted for on a trade-date basis.

E Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with the service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The Fund's present policy is to pay quarterly dividends from net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually any net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting 11Eaton Vance Large-Cap Value Fund as of December 31, 2003 basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences between book and tax accounting relating to distributions primarily relate to wash sales and distributions from REITs. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                           YEAR ENDED DECEMBER 31,
                                                          ------------------------
CLASS A                                                      2003          2002
----------------------------------------------------------------------------------
Sales                                                     11,420,997     5,879,964
Issued to shareholders electing to receive
payments of distributions in Fund shares                     161,166       100,573
Redemptions                                               (4,266,165)   (2,978,852)
----------------------------------------------------------------------------------
NET INCREASE                                               7,315,998     3,001,685
----------------------------------------------------------------------------------

                                                           YEAR ENDED DECEMBER 31,
                                                          ------------------------
CLASS B                                                      2003          2002
----------------------------------------------------------------------------------
Sales                                                      3,059,814     3,659,993
Issued to shareholders electing to receive
payments of distributions in Fund shares                      24,204        12,130
Redemptions                                               (1,493,795)   (1,658,043)
----------------------------------------------------------------------------------
NET INCREASE                                               1,590,223     2,014,080
----------------------------------------------------------------------------------

                                                           YEAR ENDED DECEMBER 31,
                                                          ------------------------
CLASS C                                                      2003          2002
----------------------------------------------------------------------------------
Sales                                                      3,801,853     3,205,308
Issued to shareholders electing to receive
payments of distributions in Fund shares                      13,303         5,120
Redemptions                                               (1,118,006)   (1,177,366)
----------------------------------------------------------------------------------
NET INCREASE                                               2,697,150     2,033,062
----------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2003, EVM earned $47,359 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $108,343 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 0.75% per annum of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $787,808 and $453,693 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2003, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At December 31, 2003, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $3,929,000 and $8,684,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2003 amounted to $596,498, $262,603, and $151,231 for Class A, Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on any redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Investors who purchase Class A shares in a single fund purchased in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note
   5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $287,000 and $14,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended December 31, 2003.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $237,997,505 and $93,531,382, respectively, for the year ended December 31, 2003.

EATON VANCE LARGE-CAP VALUE FUND AS OF DECEMBER 31, 2003

INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE LARGE-CAP VALUE FUND

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Large-Cap Value Fund, a series of Eaton Vance Special Investment Trust (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.9%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.9%

General Dynamics Corp.                                                 135,000   $    12,202,650
Northrop Grumman Corp.                                                  65,000         6,214,000
------------------------------------------------------------------------------------------------
                                                                                 $    18,416,650
------------------------------------------------------------------------------------------------

AGRICULTURAL EQUIPMENT -- 1.2%

Deere & Co.                                                            120,000   $     7,806,000
------------------------------------------------------------------------------------------------
                                                                                 $     7,806,000
------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 0.5%

BorgWarner, Inc.                                                        36,000   $     3,062,520
------------------------------------------------------------------------------------------------
                                                                                 $     3,062,520
------------------------------------------------------------------------------------------------

BANKS -- 13.0%

Bank of America Corp.                                                   75,000   $     6,032,250
Bank One Corp.                                                         125,000         5,698,750
Charter One Financial, Inc.                                            150,000         5,182,500
FleetBoston Financial Corp.                                            225,000         9,821,250
Hibernia Corp. - Class A                                               125,000         2,938,750
National City Corp.                                                    310,000        10,521,400
SouthTrust Corp.                                                       180,000         5,891,400
TCF Financial Corp.                                                    125,000         6,418,750
UnionBanCal Corp.                                                      113,000         6,502,020
Wachovia Corp.                                                         240,000        11,181,600
Wells Fargo & Co.                                                      230,000        13,544,700
------------------------------------------------------------------------------------------------
                                                                                 $    83,733,370
------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION -- 1.0%

D.R. Horton, Inc.                                                      145,000   $     6,272,700
------------------------------------------------------------------------------------------------
                                                                                 $     6,272,700
------------------------------------------------------------------------------------------------

CHEMICALS -- 1.7%

Air Products and Chemicals, Inc.                                       210,000   $    11,094,300
------------------------------------------------------------------------------------------------
                                                                                 $    11,094,300
------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 0.5%

ServiceMaster Co.                                                      275,000   $     3,203,750
------------------------------------------------------------------------------------------------
                                                                                 $     3,203,750
------------------------------------------------------------------------------------------------

COMMUNICATIONS SERVICES -- 8.8%

BellSouth Corp.                                                        450,000   $    12,735,000
Clear Channel Communications, Inc.                                     230,000        10,770,900
Comcast Corp. - Class A(1)                                             255,000         8,381,850
SBC Communications, Inc.                                               475,000   $    12,383,250
Verizon Communications, Inc.                                           350,000        12,278,000
------------------------------------------------------------------------------------------------
                                                                                 $    56,549,000
------------------------------------------------------------------------------------------------

COMPUTERS AND BUSINESS EQUIPMENT -- 3.8%

Diebold, Inc.                                                           80,000   $     4,309,600
Hewlett-Packard Co.                                                    360,000         8,269,200
International Business Machines Corp.                                  130,000        12,048,400
------------------------------------------------------------------------------------------------
                                                                                 $    24,627,200
------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES -- 1.4%

Kimberly-Clark Corp.                                                   150,000   $     8,863,500
------------------------------------------------------------------------------------------------
                                                                                 $     8,863,500
------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS - MISCELLANEOUS -- 1.8%

Altria Group, Inc.                                                     215,000   $    11,700,300
------------------------------------------------------------------------------------------------
                                                                                 $    11,700,300
------------------------------------------------------------------------------------------------

DIVERSIFIED MANUFACTURING AND SERVICES -- 1.5%

Emerson Electric Co.                                                    76,000   $     4,921,000
United Technologies Corp.                                               50,000         4,738,500
------------------------------------------------------------------------------------------------
                                                                                 $     9,659,500
------------------------------------------------------------------------------------------------

DRUGS -- 3.1%

Pfizer, Inc.                                                           300,000   $    10,599,000
Wyeth                                                                  225,000         9,551,250
------------------------------------------------------------------------------------------------
                                                                                 $    20,150,250
------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 6.7%

ALLETE, Inc.                                                           130,000   $     3,978,000
Dominion Resources, Inc.                                               120,000         7,659,600
Entergy Corp.                                                          130,000         7,426,900
Exelon Corp.                                                           145,000         9,622,200
FirstEnergy Corp.                                                      200,000         7,040,000
FPL Group, Inc.                                                        115,000         7,523,300
------------------------------------------------------------------------------------------------
                                                                                 $    43,250,000
------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 11.4%

Citigroup, Inc.                                                        300,000   $    14,562,000
Countrywide Financial Corp.                                             69,999         5,309,424
Federal National Mortgage Association                                  105,000         7,881,300
First Data Corp.                                                       200,000         8,218,000
Franklin Resources, Inc.                                                57,000         2,967,420
Goldman Sachs Group, Inc.                                               85,500         8,441,415
J.P. Morgan Chase & Co.                                                150,000         5,509,500
Merrill Lynch & Co., Inc.                                              124,000         7,272,600
Morgan Stanley                                                         120,000         6,944,400
National Commerce Financial Corp.                                      215,000         5,865,200
------------------------------------------------------------------------------------------------
                                                                                 $    72,971,259
------------------------------------------------------------------------------------------------

FOODS -- 3.8%

Kellogg Co.                                                            200,000   $     7,616,000
Nestle SA(2)                                                            30,000         7,495,452
Sara Lee Corp.                                                         425,000         9,226,750
------------------------------------------------------------------------------------------------
                                                                                 $    24,338,202
------------------------------------------------------------------------------------------------

INSURANCE -- 4.8%

Allstate Corp. (The)                                                   118,000   $     5,076,360
Marsh & McLennan Cos., Inc.                                             60,000         2,873,400
MetLife, Inc.                                                          360,000        12,121,200
Progressive Corp., (The)                                                73,000         6,102,070
XL Capital Ltd. - Class A                                               60,000         4,653,000
------------------------------------------------------------------------------------------------
                                                                                 $    30,826,030
------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 1.0%

Cardinal Health, Inc.                                                  110,000   $     6,727,600
------------------------------------------------------------------------------------------------
                                                                                 $     6,727,600
------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 2.1%

Alcoa, Inc.                                                            350,000   $    13,300,000
------------------------------------------------------------------------------------------------
                                                                                 $    13,300,000
------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 2.2%

GlobalSantaFe Corp.                                                    288,000   $     7,151,040
Noble Corp.(1)                                                         200,000         7,156,000
------------------------------------------------------------------------------------------------
                                                                                 $    14,307,040
------------------------------------------------------------------------------------------------

OIL AND GAS - INTEGRATED -- 8.0%

ChevronTexaco Corp.                                                    150,000   $    12,958,500
ConocoPhillips                                                         200,000        13,114,000
Exxon Mobil Corp.                                                      325,000        13,325,000
Occidental Petroleum Corp.                                             285,000        12,038,400
------------------------------------------------------------------------------------------------
                                                                                 $    51,435,900
------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.7%

Weyerhaeuser Co.                                                       175,000   $    11,200,000
------------------------------------------------------------------------------------------------
                                                                                 $    11,200,000
------------------------------------------------------------------------------------------------

PUBLISHING -- 1.7%

Gannett Co., Inc.                                                      120,000   $    10,699,200
------------------------------------------------------------------------------------------------
                                                                                 $    10,699,200
------------------------------------------------------------------------------------------------

REITS -- 2.6%

AMB Property Corp.                                                     100,000   $     3,288,000
Avalonbay Communities, Inc.                                             65,000         3,107,000
General Growth Properties, Inc.                                        130,000         3,607,500
Public Storage, Inc.                                                    75,000         3,254,250
Vornado Realty Trust                                                    65,000         3,558,750
------------------------------------------------------------------------------------------------
                                                                                 $    16,815,500
------------------------------------------------------------------------------------------------

RETAIL - DISCOUNT -- 1.3%

Target Corp.                                                           210,000   $     8,064,000
------------------------------------------------------------------------------------------------
                                                                                 $     8,064,000
------------------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 0.9%

McDonald's Corp.                                                       220,000   $     5,462,600
------------------------------------------------------------------------------------------------
                                                                                 $     5,462,600
------------------------------------------------------------------------------------------------

RETAIL - SPECIALTY AND APPAREL -- 3.7%

Home Depot, Inc. (The)                                                 175,000   $     6,210,750
Sears, Roebuck and Co.                                                 150,000         6,823,500
TJX Companies, Inc.                                                    500,000        11,025,000
------------------------------------------------------------------------------------------------
                                                                                 $    24,059,250
------------------------------------------------------------------------------------------------

SAVINGS & LOANS -- 1.7%

Washington Mutual, Inc.                                                275,000   $    11,033,000
------------------------------------------------------------------------------------------------
                                                                                 $    11,033,000
------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                          SHARES         VALUE
------------------------------------------------------------------------------------------------
TRANSPORT - SERVICES -- 0.5%
FedEx Corp.                                                             52,000   $     3,510,000
------------------------------------------------------------------------------------------------
                                                                                 $     3,510,000
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 1.4%

Burlington Northern Santa Fe Corp.                                     140,000   $     4,529,000
Union Pacific Corp.                                                     65,000         4,516,200
------------------------------------------------------------------------------------------------
                                                                                 $     9,045,200
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATIONS -- 1.2%

Motorola, Inc.                                                         225,000   $     3,165,750
Nokia Oyj ADR                                                          250,000         4,250,000
------------------------------------------------------------------------------------------------
                                                                                 $     7,415,750
------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $512,615,974)                                                $   629,599,571
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.7%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.01%, 1/2/04                                                  $        11,160   $    11,160,000
------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $11,160,000)                                              $    11,160,000
------------------------------------------------------------------------------------------------

COMMERCIAL PAPER -- 1.3%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
General Electric Capital Corp. , 1.08%, 1/6/04                           8,000   $     7,998,800
------------------------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
   (AT AMORTIZED COST, $7,998,800)                                               $     7,998,800
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 100.9%
   (IDENTIFIED COST $531,774,774)                                                $   648,758,371
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (0.9)%                                         $    (5,875,409)
------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                             $   642,882,962
------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1)  Non-income producing security.
(2)  Foreign security.

                        See notes to financial statements

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value (identified cost, $ 531,774,774)                             $   648,758,371
Receivable for investments sold                                                            285,073
Interest and dividends receivable                                                        1,069,273
Tax reclaim receivable                                                                      22,640
--------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                       $   650,135,357
--------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                                  $     7,172,410
Payable to affiliate for Trustees' fees                                                      4,385
Due to bank                                                                                 56,924
Accrued expenses                                                                            18,676
--------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                                  $     7,252,395
--------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                          $   642,882,962
--------------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                            $   525,896,929
Net unrealized appreciation (computed on the basis of identified cost)                 116,986,033
--------------------------------------------------------------------------------------------------
TOTAL                                                                              $   642,882,962
--------------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME

Dividends (net of foreign taxes, $118,747)                                         $     9,904,315
Interest                                                                                   136,634
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                            $    10,040,949
--------------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                             $     2,641,198
Trustees' fees and expenses                                                                 16,666
Custodian fee                                                                              197,969
Legal and accounting services                                                               39,893
Miscellaneous                                                                               12,834
--------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                     $     2,908,560
--------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                              $     7,132,389
--------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                                 $       502,006
   Foreign currency transactions                                                            (8,542)
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                                  $       493,464
--------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                             $    94,106,826
   Foreign currency                                                                          3,048
--------------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                               $    94,109,874
--------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                   $    94,603,338
--------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                         $   101,735,727
--------------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                 YEAR ENDED           YEAR ENDED
IN NET ASSETS                                                       DECEMBER 31, 2003    DECEMBER 31, 2002
----------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                            $       7,132,389    $       4,347,858
   Net realized gain (loss)                                                   493,464          (38,596,393)
   Net change in unrealized
         appreciation (depreciation)                                       94,109,874          (20,091,176)
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                                  $     101,735,727    $     (54,339,711)
----------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                                    $     309,829,467    $     184,885,318
   Withdrawals                                                            (95,452,977)         (91,131,723)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                             $     214,376,490    $      93,753,595
----------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                          $     316,112,217    $      39,413,884
----------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                                $     326,770,745    $     287,356,861
----------------------------------------------------------------------------------------------------------
AT END OF YEAR                                                      $     642,882,962    $     326,770,745
----------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SUPPLEMENTARY DATA

                                                                                YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------------
                                                             2003          2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                     0.69%         0.71%         0.71%         0.73%         0.71%
   Net investment income                                        1.68%         1.40%         1.35%         1.23%         0.99%
Portfolio Turnover                                                57%          181%           78%          163%          126%
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                                23.84%       (15.42)%        2.16%           --            --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                   $  642,883    $  326,771    $  287,357    $  190,445    $  177,047
----------------------------------------------------------------------------------------------------------------------------

(1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Large-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks total return by investing primarily in value stocks of large-cap companies. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2003, the Eaton Vance Large-Cap Value Fund and Balanced Fund held interests of 86.4% and 10.6% in the Portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A INVESTMENT VALUATION -- Securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2003, no credit balances were used to reduce the Portfolio's custodian fee.

E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the year ended December 31, 2003, the fee amounted to $2,641,198. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the investment adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $453,407,425 and $237,719,158, respectively, for the year ended December 31, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                         $  533,377,045
   ---------------------------------------------------------------------
   Gross unrealized appreciation                          $  115,381,326
   Gross unrealized depreciation                                      --
   ---------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                            $  115,381,326
   ---------------------------------------------------------------------

   The net unrealized depreciation on foreign currency at December 31, 2003 was $2,436.

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2003.

LARGE-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003

INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND INVESTORS OF
LARGE-CAP VALUE PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Large-Cap Value Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE LARGE-CAP VALUE FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Large-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corporation, "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                       POSITION(S)      TERM OF                                   NUMBER OF PORTFOLIOS
                        WITH THE       OFFICE AND                                   IN FUND COMPLEX
     NAME AND           TRUST AND      LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY
   DATE OF BIRTH      THE PORTFOLIO     SERVICE        DURING PAST FIVE YEARS          TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz    Trustee       Since 1998    Chairman, President and              193              Director of National
11/28/59                                             Chief Executive Officer                                Financial Partners
                                                     of National Financial
                                                     Partners (financial
                                                     services company) (since
                                                     April 1999). President and
                                                     Chief Operating Officer
                                                     of John A. Levin & Co.
                                                     (registered investment
                                                     adviser) (July 1997 to
                                                     April 1999) and a Director
                                                     of Baker, Fentress &
                                                     Company, which owns John
                                                     A. Levin & Co. (July 1997
                                                     to April 1999). Ms.
                                                     Bibliowicz is an
                                                     interested person because
                                                     of her affiliation with a
                                                     brokerage firm.

James B. Hawkes          Trustee    Trustee of the   Chairman, President and              195               Director of EVC
11/9/41                               Trust since    Chief Executive Officer
                                     1989; of the    of BMR, EVC, EVM and EV;
                                    Portfolio since  Director of EV; Vice
                                         1992        President and Director of
                                                     EVD. Trustee and/or
                                                     officer of 195 registered
                                                     investment companies in
                                                     the Eaton Vance Fund
                                                     Complex. Mr. Hawkes is an
                                                     interested person because
                                                     of his positions with
                                                     BMR, EVM, EVC and EV,
                                                     which are affiliates of
                                                     the Fund and Portfolio.

                       POSITION(S)      TERM OF                                   NUMBER OF PORTFOLIOS
                        WITH THE       OFFICE AND                                   IN FUND COMPLEX
     NAME AND           TRUST AND      LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY
   DATE OF BIRTH      THE PORTFOLIO     SERVICE        DURING PAST FIVE YEARS          TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III     Trustee    Trustee of the   Jacob H. Schiff Professor            195          Director of Tiffany & Co.
2/23/35                               Trust since    of Investment Banking                             (specialty retailer) and
                                     1989; of the    Emeritus, Harvard                                       Telect, Inc.
                                    Portfolio since  University Graduate                                  (telecommunication
                                         1992        School of Business                                    services company)
                                                     Administration.

William H. Park          Trustee      Since 2003     President and Chief                  192                    None
9/19/47                                              Executive Officer, Prizm
                                                     Capital Management, LLC
                                                     (investment management
                                                     firm) (since 2002).
                                                     Executive Vice President
                                                     and Chief Financial
                                                     Officer, United Asset
                                                     Management Corporation (a
                                                     holding company owning
                                                     institutional investment
                                                     management firms)
                                                     (1982-2001).

Ronald A. Pearlman       Trustee      Since 2003     Professor of Law,                    192                    None
7/10/40                                              Georgetown University Law
                                                     Center (since 1999). Tax
                                                     Partner, Covington &
                                                     Burling, Washington, DC
                                                     (1991-2000).

                       POSITION(S)      TERM OF                                   NUMBER OF PORTFOLIOS
                        WITH THE       OFFICE AND                                   IN FUND COMPLEX
     NAME AND           TRUST AND      LENGTH OF       PRINCIPAL OCCUPATION(S)        OVERSEEN BY
   DATE OF BIRTH      THE PORTFOLIO     SERVICE        DURING PAST FIVE YEARS          TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer       Trustee      Trustee of the   President, Chief Executive           195                    None
9/21/35                              Trust since     Officer and Director of
                                     1989; of the    Asset Management Finance
                                    Portfolio since  Corp. (a specialty
                                         1993        finance company serving
                                                     the investment management
                                                     industry) (since
                                                     October 2003). President,
                                                     Unicorn Corporation (an
                                                     investment and financial
                                                     advisory services
                                                     company) (since
                                                     September 2000). Formerly,
                                                     Chairman, Hellman, Jordan
                                                     Management Co., Inc. (an
                                                     investment management
                                                     company) (2000-2003).
                                                     Formerly, Advisory
                                                     Director of Berkshire
                                                     Capital Corporation
                                                     (investment banking firm)
                                                     (2002-2003). Formerly,
                                                     Chairman of the Board,
                                                     United Asset Management
                                                     Corporation (a holding
                                                     company owning
                                                     institutional investment
                                                     management firms) and
                                                     Chairman, President and
                                                     Director, UAM Funds
                                                     (mutual funds) (1980-2000).

Lynn A. Stout          Trustee         Since 1998    Professor of Law,                    195                    None
9/14/57                                              University of California
                                                     at Los Angeles School of
                                                     Law (since July 2001).
                                                     Formerly, Professor of
                                                     Law, Georgetown
                                                     University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)         TERM OF
                              WITH THE          OFFICE AND
     NAME AND                 TRUST AND         LENGTH OF                       PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH            THE PORTFOLIO        SERVICE                        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.    President of the Trust   Since 2002    Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                       Investment Officer of EVM and BMR and Director of EVC. Chief
                                                              Executive Officer of Belair Capital Fund LLC, Belcrest Capital
                                                              Fund LLC, Belmar Capital Fund LLC, Belport Capital Fund LLC and
                                                              Belrose Capital Fund LLC (private investment companies sponsored by EVM). Officer of 54 registered investment companies managed by
                                                              EVM or BMR.

Duke E. Laflamme         Vice President of      Since 2001    Vice President of EVM and BMR. Officer of 11 registered
7/8/69                       the Trust                        investment companies managed by EVM or BMR.

Thomas H. Luster         Vice President of      Since 2002    Vice President of EVM and BMR. Officer of 15 registered
4/8/62                       the Trust                        investment companies managed by EVM or BMR.

Michael R. Mach          Vice President of      Since 1999    Vice President of EVM and BMR. Previously, Managing Director and
7/15/47                    the Portfolio                      Senior Analyst for Robertson Stephens (1998-1999). Officer of 26
                                                              registered investment companies managed by EVM and BMR.

Duncan W. Richardson       President of         Since 2002    Senior Vice President and Chief Equity Investment Officer of EVM
10/26/57                  the Portfolio                       and BMR. Officer of 42 registered investment companies managed by
                                                              EVM or BMR.

Alan R. Dynner               Secretary          Since 1997    Vice President, Secretary and Chief Legal Officer of BMR, EVM,
10/10/40                                                      EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

William J. Austin, Jr.     Treasurer of        Since 2002(2)  Vice President of EVM and BMR. Officer of 58 registered
12/27/51                  the Portfolio                       investment companies managed by EVM or BMR.

James L. O'Connor      Treasurer of the Trust   Since 1989    Vice President of BMR, EVM and EVD. Officer of 116 registered
4/1/45                                                        investment companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Austin served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                 INVESTMENT ADVISER OF LARGE-CAP VALUE PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                ADMINISTRATOR OF EATON VANCE LARGE-CAP VALUE FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                             INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                                 125 High Street
                                Boston, MA 02110


                        EATON VANCE LARGE-CAP VALUE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

173-2/04                                                                 GNCSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) -(d)

EATON VANCE LARGE CAP VALUE FUND (the "Fund") is a series of Eaton Vance Special Investment Trust (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 11 series (collectively, the "Series"). This Form N-CSR/A relates to the Fund's annual report.

The following table presents the aggregate fees billed to the Fund for the Fund's fiscal years ended December 31, 2002 and December 31, 2003 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

EATON VANCE LARGE-CAP VALUE FUND

  FISCAL YEARS ENDED                             12/31/02          12/31/03
  ---------------------------------------------------------------------------
  Audit Fees                                    $  18,100         $    20,950

  Audit-Related Fees(1)                         $       0         $         0

  Tax Fees(2)                                   $   9,835         $    11,765

  All Other Fees(3)                             $       0         $         0
                                                -----------------------------

  Total                                         $  27,935         $    32,715
                                                =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have the same fiscal year end (December
31). The Series differ, however, as to principal accountant; i.e., certain Series have PricewaterhouseCoopers LLP ("PWC") as a principal accountant and other Series have Deloitte & Touche LLP ("D&T") as a principal accountant. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by each Series's respective principal accountant for the last two fiscal years of each Series.

FISCAL YEARS ENDED                       12/31/02                12/31/03
                                      PWC         D&T         PWC         D&T
--------------------------------------------------------------------------------
AUDIT FEES                         $  82,750   $  38,181   $  99,800   $  61,346

AUDIT-RELATED FEES(1)              $       0   $       0   $       0   $       0

TAX FEES(2)                        $  47,965   $  27,300   $  54,190   $  32,300

ALL OTHER FEES(3)                  $       0   $       0   $       0   $       0
                                   ---------------------------------------------

TOTAL                              $ 130,715   $  65,481   $ 153,990   $  93,646
                                   =============================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series's respective principal accountant (either PWC or D&T) for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by PWC and D&T for the last two fiscal years of each Series.

FISCAL YEARS ENDED                     12/31/02                  12/31/03
                                    PWC         D&T           PWC         D&T
--------------------------------------------------------------------------------
REGISTRANT(1)                    $  47,965   $  27,300     $  54,190   $  32,300

EATON VANCE(2)                   $       0   $ 336,546     $       0   $ 458,168

(1)  Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not required in this filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF (EATON VANCE LARGE-CAP VALUE
FUND))


By:    /S/ Thomas E. Faust Jr.
       ----------------------
       Thomas E. Faust Jr.
       President


Date:  June 8, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  June 8, 2004
       ------------


By:    /S/ Thomas E. Faust Jr.
       ------------------------
       Thomas E. Faust Jr.
       President


Date:  June 8, 2004
       ------------